SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Short-term Bank Credit And Long-term Loans From Banks, Shareholders and Others [Text Block]
NOTE 8:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS

Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2016	2015	2016	2015
	%
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to Dollars	Libor+2%	Libor+2%	4,497	4,790
In other currencies	16%-17%	16%-17%	339	30

			$4,836	$4,820

Unutilized credit lines			$8,714	$9,067